Restructuring Costs, Net	3 Months Ended
Mar. 31, 2012
Restructuring Costs, Net [Abstract]
RESTRUCTURING COSTS, NET

NOTE 3 — RESTRUCTURING COSTS, NET

(in millions)

	Successor		Predecessor
	Three Months Ended March 31, 2012	Three Months Ended March 31, 2011	January 1, 2011 through January 25, 2011
Severance	$0.4	$—	$—
Gain on sale of land and building	(0.4)	—	—
Curtailment and settlement losses	—	(0.1)	—

	$—	$(0.1)	$—

During the Successor three months ended March 31, 2012, Holdings recorded severance related to involuntary terminations of employees as part of cost reduction actions and business realignment. During the Successor three months ended March 31, 2012, Holdings recognized a gain of $0.4 million on the sale of land and building at a previously idled manufacturing facility.

During the Successor three months ended March 31, 2011, Holdings recorded pension curtailment and settlement losses totaling $0.1 million related to headcount reductions at its Mexican subsidiaries.